DERIVATIVES AND OTHER FAIR VALUE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of gains (losses) associated with derivative instruments [Table Text Block]
	Years ended December 31,
	2025	2024
Realized loss on settled copper collars	(4,785)	(5,177)
Unrealized (loss) gain on outstanding copper collars	(52,441)	21,250
Realized loss on fuel call options	(548)	(165)
Unrealized gain (loss) on fuel call options	229	(229)
Net (loss) gain on copper price and fuel contracts (b)	(57,545)	15,679

Fair value adjustment on Cariboo contingent performance payments (Note 17)	(13,143)	-
Fair value adjustment on Florence Copper Stream derivative (c)	(20,323)	(10,880)
Changes in derivatives and other fair value instruments	(91,011)	4,799

Disclosure of derivative transactions [Table Text Block]
Date of Purchase	Contract	Quantity	Strike price	Period	Cost
Sept 2025	Copper collar	27 million lbs	US$4.00 / US$5.40 per lb	Jan 2026 - Mar 2026	1,494
Sept 2025	Copper collar	27 million lbs	US$4.00 / US$5.40 per lb	Apr 2026 - Jun 2026	Zero cost
Mar 2024	Copper collar	42 million lbs	US$3.75 / US$5.00 per lb	Jul 2024 - Dec 2024	1,985
Apr 2024	Copper collar	54 million lbs	US$4.00 / US$5.00 per lb	Jan 2025 - Jun 2025	2,563
Apr 2024	Copper collar	54 million lbs	US$4.00 / US$5.40 per lb	Jul 2025 - Dec 2025	2,222
Feb 2024	Fuel call options	12.5 million ltrs	US$0.79 per ltr	Feb 2024 - Jun 2024	165
Sept 2024	Fuel call options	18 million ltrs	US$0.65 per ltr	Jan 2025 - Jun 2025	561

Disclosure of outstanding copper price option contracts [Table Text Block]
Contract	Quantity	Strike price	Period	Cost	Fair value
Copper collar	27 million lbs	US$4.00 / US$5.40 per lb	Q1 2026	1,494	(12,496)
Copper collar	27 million lbs	US$4.00 / US$5.40 per lb	Q2 2026	Zero cost	(16,669)
Derivative liability as at December 31, 2025 (2024 - Derivative asset of $26,568)					(29,165)

Disclosure of fair value of Florence Copper Stream [Table Text Block]
	2025	2024
Florence Copper Stream as at January 1,	67,813	-
Advances	14,381	54,842
Deferred financing fees	-	(1,086)
Fair value adjustment	20,323	10,880
Foreign exchange translation	(4,272)	3,177
Florence Copper Stream as at December 31,	98,245	67,813
Less current portion:	6,744	-
Long-term portion of Florence Copper Stream as at December 31,	91,501	67,813